Cover	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Registrant Name	Givbux, Inc.
Entity Central Index Key	0001169138
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-1609495
Entity Address Address Line 1	2751 W Coast Hwy Suite 200
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Newport Beach
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92663
City Area Code	844
Amendment Description	AMENDMENT NO. 2
Local Phone Number	448-2899
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	2751 W Coast Hwy Suite 200
Entity Address City Or Town	Newport Beach
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92663
City Area Code	844
Local Phone Number	448-2899
Contact Personnel Name	Umesh Singh